Pensions - Funding and contributions by the Group and most significant assumptions used for the Main Scheme (Details) € in Millions, £ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Pensions
Administrative expenses		£ 3,971		£ 4,082	£ 3,980
Contributions by employer		£ 775		£ 780
Fixed interest swap and guilt yields plus percentage		0.64%
Life expectancy of male employees after retirement who are currently at age 60		27 years 8 months 12 days	27 years 8 months 12 days
Life expectancy of female employees after retirement who are currently at age 60		29 years 4 months 24 days	29 years 4 months 24 days
Life expectancy of male employees after retirement who are currently aged 40		28 years 10 months 24 days	28 years 10 months 24 days
Life expectancy of female employees after retirement who are currently aged 40		30 years 8 months 12 days	30 years 8 months 12 days
Main Scheme
Pensions
Period of funding valuations (in years)		3 years	3 years
Funding level, as percent				104.00%
Future contribution to funding if distribution to shareholders are made, capped amount		£ 1,500
Contributions Resulting From Ring Fencing Arrangements	€ 500	500		£ 500
Pension liabilities				49,000
Deficit				2,000
Contributions by employer		£ 708	€ 708	£ 705
Average cost (as a percent)				49.00%
Main Scheme | Principal IAS 19 actuarial assumptions
Pensions
Discount rate		5.00%		1.80%
Inflation assumption (RPI)		3.20%		3.30%
Rate of increase in salaries		1.80%		1.80%
Rate of increase in deferred pensions		3.20%		3.70%
Rate of increase in pensions in payment		2.50%		2.50%
Proportion of pension converted to a cash lump sum at retirement		18.00%		18.00%
Longevity at age 60 for current pensioners (years), males		27 years 3 months 18 days	27 years 3 months 18 days	27 years 3 months 18 days
Longevity at age 60 for current pensioners (years), females		29 years 1 month 6 days	29 years 1 month 6 days	29 years
Longevity at age 60 for future pensioners currently aged 40 (years), males		28 years 3 months 18 days	28 years 3 months 18 days	28 years 2 months 12 days
Longevity at age 60 for future pensioners currently aged 40 (years), females		30 years 1 month 6 days	30 years 1 month 6 days	30 years 1 month 6 days
Main Scheme | Maximum | Distributions to shareholders of an equal amount are made [Member]
Pensions
Future contribution to funding if distribution to shareholders are made		£ 500